Fair Value Measurements - Schedule of quantitative information regarding market assumptions (Detail)	May 06, 2024 $ / shares
Market price of public shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market price of public shares	$ 9.76
Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (years)	6 years 7 months 9 days
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	4.43%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	5.00%
Market pricing adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market Pricing Adjustment	15.00%